EQUITY - Loss Absorption (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Absorption
Opening balance of profit reserves	R$ 1,321,854	R$ 3,018,680
Realization of other comprehensive income	(31,382)	(47,097)	R$ 38,502
Income from the acquisition of subsidiaries	14,927
Unclaimed shareholder remuneration - Prescribed	(22,967)	(16,303)	(21,508)
Realization of equity valuation adjustment		(4,251)
ACCUMULATED LOSSES
Loss Absorption
Accumulated Losses before absorption of losses	(1,763,805)
Opening balance of profit reserves		3,018,680
Realization of other comprehensive income	(4,311)
Income from the acquisition of subsidiaries	(28,874)
Unclaimed shareholder remuneration - Prescribed	(22,967)	(16,303)	(21,508)
Realization of equity valuation adjustment	(10,827)	(10,442)	(3,495)
Realization of statutory reserve	R$ (1,696,826)	R$ (12,181,172)	R$ (2,233,017)